UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments

U.S. Bond Enhanced Index Fund	January 31, 2013

T. Rowe Price U.S. Bond Enhanced Index Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 26.1%		
FINANCIAL INSTITUTIONS 9.6%		
Banking 6.0%		
Abbey National Treasury Services, 3.875%, 11/10/14 (1)	450	468
American Express, 8.125%, 5/20/19	590	794
American Express Credit, 5.875%, 5/2/13	150	152
American Express Credit, 7.30%, 8/20/13	175	181
Australia & New Zealand Banking, 3.70%, 1/13/15 (1)	250	263
Banc One, 7.625%, 10/15/26	4	5
Bank of America, 1.50%, 10/9/15	1,000	1,001
Bank of America, 3.625%, 3/17/16	550	582
Bank of America, 3.75%, 7/12/16	560	597
Bank of America, 6.00%, 10/15/36	300	361
Bank of New York Mellon, 1.50%, 1/31/14	300	303
Bank of New York Mellon, 1.70%, 11/24/14	1,200	1,225
Bank of New York Mellon, 5.45%, 5/15/19	340	406
Bank of Nova Scotia, 2.55%, 1/12/17	950	993
Barclays Bank, 2.75%, 2/23/15	1,000	1,028
Barclays Bank, 5.00%, 9/22/16	275	309
BB&T, 2.05%, 4/28/14	600	610
BB&T, 5.25%, 11/1/19	200	231
BB&T, 5.70%, 4/30/14	300	319
BNP Paribas, 3.60%, 2/23/16	400	425
BPCE, 2.375%, 10/4/13 (1)	700	703
Capital One Bank, 6.50%, 6/13/13	300	306
Capital One Financial, 2.125%, 7/15/14	540	550
Citigroup, 4.587%, 12/15/15	1,550	1,685
Citigroup, 5.50%, 10/15/14	475	509
Citigroup, 5.875%, 1/30/42	450	539

Citigroup, 6.375%, 8/12/14	200	215
Commonwealth Bank of Australia, 1.90%, 9/18/17	600	610
Commonwealth Bank of Australia, 5.00%, 10/15/19 (1)	425	494
Countrywide Financial, 6.25%, 5/15/16	86	95
Credit Suisse First Boston (USA), 5.125%, 1/15/14	500	522
Deutsche Bank London, 3.875%, 8/18/14	225	236
Discover Financial Servicers, 10.25%, 7/15/19	550	697
Fifth Third Bancorp, 3.625%, 1/25/16	1,000	1,064
Goldman Sachs, 3.625%, 2/7/16 (2)	1,150	1,217
Goldman Sachs, 5.625%, 1/15/17	400	444
Goldman Sachs, 6.15%, 4/1/18	775	909
Goldman Sachs, 6.75%, 10/1/37	455	512
Goldman Sachs Capital I, 6.345%, 2/15/34	50	52
HSBC Bank USA, 5.875%, 11/1/34	550	645
HSBC USA, 2.375%, 2/13/15	500	515
JPMorgan Chase, 1.875%, 3/20/15	1,100	1,118
JPMorgan Chase, 3.15%, 7/5/16	1,000	1,057
JPMorgan Chase, 4.625%, 5/10/21	900	1,001
JPMorgan Chase, 6.30%, 4/23/19	295	358
KeyCorp, 3.75%, 8/13/15	500	535
Lloyds TSB Bank, 4.875%, 1/21/16	250	276
Lloyds TSB Bank, 6.50%, 9/14/20 (1)	600	667
Merrill Lynch, 5.00%, 1/15/15	1,200	1,281
Merrill Lynch, 6.875%, 4/25/18	200	241
Merrill Lynch, 6.875%, 11/15/18	65	79
Merrill Lynch, 7.75%, 5/14/38	150	200
Morgan Stanley, 3.80%, 4/29/16	1,405	1,484
Morgan Stanley, 4.00%, 7/24/15	300	315
Morgan Stanley, 6.25%, 8/9/26	175	203

National Australia Bank, 3.00%, 7/27/16 (1)	1,400	1,453
Nordea Bank, 4.875%, 5/13/21 (1)	800	854
PNC Bank, 4.875%, 9/21/17	250	285
PNC Funding, 6.70%, 6/10/19	300	379
Regions Financial, 5.75%, 6/15/15	205	222
Royal Bank of Canada, 1.45%, 10/30/14	1,000	1,016
Royal Bank of Scotland, 2.55%, 9/18/15	750	773
Royal Bank of Scotland, 4.375%, 3/16/16	300	327
Royal Bank of Scotland, 5.625%, 8/24/20	550	641
Societe Generale, 2.50%, 1/15/14 (1)	460	464
SunTrust Banks, 3.60%, 4/15/16	200	213
Svenska Handelsbanken, 4.875%, 6/10/14 (1)	400	421
Toronto-Dominion Bank, 2.50%, 7/14/16	1,080	1,131
U.S. Bancorp, 2.20%, 11/15/16	1,200	1,245
U.S. Bancorp, 4.20%, 5/15/14	430	450
U.S. Bank, 4.95%, 10/30/14	200	214
UBS Stamford, 2.25%, 8/12/13	250	252
UBS Stamford, 2.25%, 1/28/14	300	305
UBS Stamford, 4.875%, 8/4/20	250	285
Wachovia, 5.50%, 8/1/35	250	280
Wachovia, 5.75%, 2/1/18	1,130	1,348
Wells Fargo, 2.10%, 5/8/17	500	512
Westpac Banking, 4.20%, 2/27/15	300	322
		44,979
Brokerage 0.4%		
Ameriprise Financial, 7.30%, 6/28/19	665	866
BlackRock, 5.00%, 12/10/19	500	592
Jefferies Group, 3.875%, 11/9/15	505	526
Jefferies Group, 5.875%, 6/8/14 (2)	80	84

Jefferies Group, 6.25%, 1/15/36	200	202
Raymond James Financial, 4.25%, 4/15/16	1,025	1,075
		3,345
Finance Companies 0.7%		
GATX Corporation, 4.85%, 6/1/21	650	688
GE Capital, 4.65%, 10/17/21	300	334
GE Capital, 5.00%, 1/8/16	500	556
GE Capital, 5.50%, 1/8/20	400	469
GE Capital, 6.75%, 3/15/32	1,320	1,672
SLM Corporation, 6.25%, 1/25/16	920	1,013
SLM Corporation, 8.45%, 6/15/18	300	356
		5,088
Financial Other 0.0%		
CME Group, 5.40%, 8/1/13	300	307
		307
Insurance 1.5%		
ACE INA Holdings, 5.70%, 2/15/17	150	175
ACE INA Holdings, 5.90%, 6/15/19	150	185
Allstate, 6.125%, 12/15/32	150	185
American International Group, 4.25%, 9/15/14	1,500	1,579
Berkshire Hathaway, 1.90%, 1/31/17	825	844
Berkshire Hathaway Finance, 5.40%, 5/15/18	300	356
CNA Financial, 5.875%, 8/15/20	600	696
Markel, 7.125%, 9/30/19	425	513
MetLife Global Funding I, 1.70%, 6/29/15 (1)	715	729
MetLife Global Funding I, 5.125%, 6/10/14 (1)	160	169
New York Life Global Funding, 2.45%, 7/14/16 (1)	850	892
Principal Financial Group, 8.875%, 5/15/19	225	304

WEA Finance, 7.50%, 6/2/14 (1)	290	315
		7,171
Total Financial Institutions		71,975
INDUSTRIAL 13.5%		
Basic Industry 1.2%		
Air Products & Chemicals, 2.00%, 8/2/16	1,000	1,037
ArcelorMittal, 5.375%, 6/1/13	325	329
Barrick Gold, 1.75%, 5/30/14	370	375
Barrick Gold, 5.80%, 11/15/34	800	889
Carpenter Technology, 5.20%, 7/15/21	800	851
Du Pont de Nemours, 5.25%, 12/15/16	1,200	1,383
Ecolab, 2.375%, 12/8/14	665	684
Lubrizol, 5.50%, 10/1/14	200	216
Newmont Mining, 6.25%, 10/1/39	400	472
Praxair, 5.25%, 11/15/14	350	379
Rio Tinto Finance, 6.50%, 7/15/18	325	404
Rio Tinto Finance, 8.95%, 5/1/14	315	347
Teck Resources, 6.00%, 8/15/40	600	662
Vale Overseas, 4.375%, 1/11/22	470	488
Vale Overseas, 6.875%, 11/21/36	560	662
		9,178
Capital Goods 1.1%		
Caterpillar Financial Services, 1.125%, 12/15/14	815	824
Caterpillar Financial Services, 4.75%, 2/17/15	175	189
Danaher, 1.30%, 6/23/14	300	304
Holcim, 6.00%, 12/30/19 (1)	500	564
Honeywell International, 5.30%, 3/1/18	100	119
John Deere Capital, 5.50%, 4/13/17	1,000	1,170

Lockheed Martin, 4.07%, 12/15/42 (1)	184	173
Lockheed Martin, 7.65%, 5/1/16	250	302
Raytheon, 7.20%, 8/15/27	200	272
Republic Services, 3.80%, 5/15/18	600	658
Republic Services, 5.50%, 9/15/19	240	284
Roper Industries, 6.25%, 9/1/19	750	907
United Technologies, 5.375%, 12/15/17	700	826
United Technologies, 7.50%, 9/15/29	255	366
Waste Management, 7.375%, 5/15/29	1,000	1,303
		8,261
Communications 2.8%		
Alltel, 7.00%, 3/15/16	11	13
America Movil, 5.50%, 3/1/14	350	368
America Movil, 5.625%, 11/15/17	100	119
America Movil, 6.125%, 3/30/40	675	845
America Movil, 6.375%, 3/1/35	300	381
American Tower, 4.70%, 3/15/22	245	264
American Tower, 7.25%, 5/15/19	500	615
American Tower Trust, 5.42%, 4/15/37 (1)	500	514
AT&T, 1.60%, 2/15/17	600	603
AT&T, 5.35%, 9/1/40	1,121	1,220
AT&T, 6.55%, 2/15/39	250	315
AT&T Broadband, 8.375%, 3/15/13	170	171
British Sky Broadcasting, 6.10%, 2/15/18 (1)	300	359
CC Holdings, 3.849%, 4/15/23 (1)	410	409
Cellco Partners/Verizon Wireless, 5.55%, 2/1/14	330	345
Comcast, 6.95%, 8/15/37	540	703
Cox Communications, 6.25%, 6/1/18 (1)	1,000	1,202
Crown Castle Towers, 6.113%, 1/15/40 (1)	50	60

DIRECTV Holdings, 4.75%, 10/1/14	240	255
DIRECTV Holdings, 6.35%, 3/15/40	400	446
Discovery Communications, 4.375%, 6/15/21	550	600
Discovery Communications, 5.625%, 8/15/19	175	208
GTP Acquisition Partners, 4.347%, 6/15/41 (1)	210	222
NBC Universal, 3.65%, 4/30/15	675	716
NBC Universal, 4.45%, 1/15/43	500	481
News America, 6.15%, 3/1/37	515	611
News America, 7.25%, 5/18/18	150	191
Omnicom Group, 3.625%, 5/1/22	455	463
Omnicom Group, 4.45%, 8/15/20	520	566
Rogers Wireless, 6.375%, 3/1/14	300	318
SBA Tower Trust, 4.254%, 4/15/40 (1)	675	717
Telecom Italia Capital, 5.25%, 11/15/13	250	256
Telecom Italia Capital, 6.175%, 6/18/14	1,385	1,467
Telefonica Emisiones, 3.992%, 2/16/16	1,270	1,325
Telefonica Emisiones, 5.855%, 2/4/13	250	250
Time Warner Cable, 7.50%, 4/1/14	155	167
Time Warner Entertainment, 8.375%, 3/15/23	1,250	1,743
Verizon Communications, 5.50%, 2/15/18	300	355
Verizon Communications, 5.55%, 2/15/16	100	113
Verizon Communications, 6.35%, 4/1/19	350	435
Vivendi, 2.40%, 4/10/15 (1)	810	825
		21,236
Consumer Cyclical 2.1%		
Amazon.com, 0.65%, 11/27/15	805	803
American Honda Finance, 3.50%, 3/16/15 (1)	200	211
Costco Wholesale, 5.50%, 3/15/17	200	235
Daimler Finance North America, 1.875%, 9/15/14 (1)	1,120	1,135

DaimlerChrysler North American, 8.50%, 1/18/31	100	154
Ford Motor Credit, 2.75%, 5/15/15	2,000	2,044
Home Depot, 5.40%, 3/1/16	1,200	1,365
Hyatt Hotels, 5.75%, 8/15/15 (1)	400	436
Hyundai Capital America, 3.75%, 4/6/16 (1)	350	370
Hyundai Capital Services, 3.50%, 9/13/17 (1)	605	641
Johnson Controls, 1.75%, 3/1/14	796	807
Lowe's Companies, 5.00%, 10/15/15	250	280
McDonald's, 5.30%, 3/15/17	125	145
O'Reilly Automotive, 4.875%, 1/14/21	700	771
RCI Banque, 3.40%, 4/11/14 (1)	325	326
RCI Banque, 4.60%, 4/12/16 (1)	225	232
Time Warner, 4.70%, 1/15/21	775	871
Toyota Motor Credit, 2.05%, 1/12/17	1,500	1,541
Wal-Mart, 5.25%, 9/1/35	450	531
Walt Disney, 1.35%, 8/16/16	1,350	1,377
Wesfarmers, 2.983%, 5/18/16 (1)	1,160	1,217
Yum! Brands, 5.30%, 9/15/19	400	469
		15,961
Consumer Non-Cyclical 2.7%		
Altria Group, 4.75%, 5/5/21	1,000	1,114
Altria Group, 8.50%, 11/10/13	350	371
AmerisourceBergen, 4.875%, 11/15/19	760	878
Amgen, 5.75%, 3/15/40	900	1,053
Anheuser-Busch InBev, 6.875%, 11/15/19	500	651
Bestfoods, 6.625%, 4/15/28	5	7
Bristol-Myers Squibb, 6.80%, 11/15/26	6	8
Bunge Finance, 5.90%, 4/1/17	200	226
Bunge Limited Finance, 5.10%, 7/15/15	115	125

Bunge Limited Finance, 8.50%, 6/15/19	265	343
Cardinal Health, 5.50%, 6/15/13	140	143
Cardinal Health, 5.80%, 10/15/16	1,000	1,159
Catholic Health Initiatives, 1.60%, 11/1/17	65	65
Celgene, 1.90%, 8/15/17	1,000	1,012
Church & Dwight, 3.35%, 12/15/15	130	137
Coca-Cola Refreshments USA, 4.25%, 3/1/15	210	225
Express Scripts, 3.125%, 5/15/16	1,285	1,359
Express Scripts, 6.25%, 6/15/14	180	193
General Mills, 1.55%, 5/16/14	1,000	1,013
General Mills, 5.70%, 2/15/17	200	234
Gilead Sciences, 2.40%, 12/1/14	450	464
Grupo Bimbo, 4.50%, 1/25/22 (1)	120	131
Kaiser Permanente, 3.50%, 4/1/22	445	462
Kroger, 5.00%, 4/15/13	200	202
Kroger, 7.50%, 1/15/14	150	160
Life Technologies, 3.50%, 1/15/16	900	933
Molson Coors Brewing, 3.50%, 5/1/22	850	876
Mondelez International, 5.375%, 2/10/20	1,200	1,427
Partners Healthcare System, 3.443%, 7/1/21	700	732
PepsiAmericas, 4.875%, 1/15/15	125	135
PepsiCo, 4.65%, 2/15/13	200	200
PepsiCo, 7.90%, 11/1/18	43	58
Pernod Ricard, 4.45%, 1/15/22 (1)	1,035	1,124
Pfizer, 5.35%, 3/15/15	350	384
Philip Morris International, 6.875%, 3/17/14	350	375
Roche Holdings, 5.00%, 3/1/14 (1)	286	300
SABMiller, 6.50%, 7/15/18 (1)	150	184
SABMiller Holdings, 2.45%, 1/15/17 (1)	600	623

Sanofi Aventis, 1.625%, 3/28/14	600	608
Sysco, 5.25%, 2/12/18	125	148
		19,842
Energy 2.0%		
Apache, 4.75%, 4/15/43	900	928
Apache, 6.00%, 1/15/37	200	242
BP Capital Markets, 4.75%, 3/10/19	475	548
Canadian Natural Resources, 6.25%, 3/15/38	950	1,180
ConocoPhillips, 5.90%, 10/15/32	750	936
Devon Energy, 3.25%, 5/15/22	395	397
Devon Financing, 7.875%, 9/30/31	80	112
Diamond Offshore Drilling, 5.70%, 10/15/39	300	378
EnCana, 5.90%, 12/1/17	230	272
EOG Resources, 6.875%, 10/1/18	350	442
Hess, 5.60%, 2/15/41	500	528
Hess, 7.00%, 2/15/14	350	372
Hess, 7.875%, 10/1/29	200	259
Marathon Oil, 6.00%, 10/1/17	250	299
Marathon Oil, 6.60%, 10/1/37	90	112
Motiva Enterprises, 6.85%, 1/15/40 (1)	205	277
Nabors Industries, 5.00%, 9/15/20	400	417
Nabors Industries, 9.25%, 1/15/19	300	380
Noble Energy, 6.00%, 3/1/41	525	629
Noble Holding International, 3.45%, 8/1/15	155	163
Noble Holding International, 3.95%, 3/15/22	600	619
Petro-Canada, 6.80%, 5/15/38	50	67
Phillips 66, 2.95%, 5/1/17	785	827
Reliance Holdings USA, 5.40%, 2/14/22 (1)	820	912
Rowan Companies, 5.00%, 9/1/17	920	1,023

Suncor Energy, 6.10%, 6/1/18	225	274
Talisman Energy, 3.75%, 2/1/21	1,000	1,051
Transocean, 7.50%, 4/15/31	150	184
Valero Energy, 6.125%, 6/15/17	200	237
Valero Energy, 9.375%, 3/15/19	435	594
Weatherford International Limited, 9.625%, 3/1/19	300	393
		15,052
Industrial Other 0.1%		
President & Fellows of Harvard University, 3.70%, 4/1/13	300	302
		302
Technology 0.7%		
Broadcom, 2.375%, 11/1/15	120	125
Cisco Systems, 5.50%, 2/22/16	1,175	1,340
Fiserv, 3.125%, 6/15/16	300	316
Hewlett-Packard, 1.55%, 5/30/14	490	492
Hewlett-Packard, 2.625%, 12/9/14	880	895
IBM, 1.25%, 5/12/14	1,000	1,011
IBM, 6.50%, 1/15/28	11	15
IBM, 8.375%, 11/1/19	100	140
Oracle, 6.50%, 4/15/38	300	405
Xerox, 2.95%, 3/15/17	175	179
Xerox, 5.65%, 5/15/13	375	380
Xerox, 8.25%, 5/15/14	135	147
		5,445
Transportation 0.8%		
Burlington Northern Santa Fe, 4.70%, 10/1/19	525	606
Burlington Northern Santa Fe, 5.65%, 5/1/17	90	105
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	124

Canadian National Railway, 1.45%, 12/15/16	1,000	1,019
Canadian National Railway, 6.25%, 8/1/34	95	128
Canadian Pacific Railroad, 7.25%, 5/15/19	125	158
Continental Airlines, 4.75%, 7/12/22 (2)	198	218
Delta Air Lines, ETC, 4.95%, 5/23/19	183	199
ERAC USA Finance, 2.75%, 3/15/17 (1)	410	425
ERAC USA Finance, 4.50%, 8/16/21 (1)	320	347
ERAC USA Finance, 5.25%, 10/1/20 (1)	375	427
Heathrow Funding, 4.875%, 7/15/23 (1)	1,120	1,202
Norfolk Southern, 5.59%, 5/17/25	48	58
Norfolk Southern, 7.25%, 2/15/31	52	72
Norfolk Southern, 7.70%, 5/15/17	200	252
Union Pacific, 4.00%, 2/1/21	600	666
		6,006
Total Industrial		101,283
UTILITY 3.0%		
Electric 1.8%		
Alabama Power, 5.50%, 10/15/17	100	119
Allegheny Energy Supply, 6.75%, 10/15/39 (1)	590	639
Appalachian Power, 7.95%, 1/15/20	350	469
Carolina Power & Light, 6.30%, 4/1/38	100	132
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	139
Consolidated Natural Gas, 5.00%, 3/1/14	200	209
Dominion Resources, 5.20%, 8/15/19	810	960
Entergy Louisiana, 5.40%, 11/1/24	175	207
FirstEnergy Solutions, 4.80%, 2/15/15	260	279
Florida Power, 6.35%, 9/15/37	170	222
FPL Group Capital, 5.35%, 6/15/13	300	305

Iberdrola Finance Ireland, 3.80%, 9/11/14 (1)	240	247
Kansas Gas & Electric, 6.70%, 6/15/19 (1)	155	197
MidAmerican Energy, 6.125%, 4/1/36	170	212
National Rural Utilities Cooperative Finance, 3.875%, 9/16/15	150	162
Nevada Power, 6.65%, 4/1/36	400	529
Northeast Utilities, 5.65%, 6/1/13	200	203
Northern States Power, 5.25%, 7/15/35	145	172
NSTAR Electric, 4.875%, 4/15/14	100	105
Ohio Power, 5.375%, 10/1/21	450	537
Pacific Gas & Electric, 5.625%, 11/30/17	150	179
PacifiCorp, 6.25%, 10/15/37	90	120
PECO Energy, 5.35%, 3/1/18	75	89
PECO Energy, 5.95%, 10/1/36	150	191
PPL WEM Holdings, 3.90%, 5/1/16 (1)	1,500	1,594
Progress Energy, 5.625%, 1/15/16	500	566
PSEG Power, 2.75%, 9/15/16	225	235
Public Service Electric & Gas, 5.70%, 12/1/36	180	225
San Diego Gas & Electric, 6.125%, 9/15/37	170	229
Southern California Edison, 4.15%, 9/15/14	280	296
Southern California Edison, 4.65%, 4/1/15	200	217
Southern Power, 5.15%, 9/15/41	1,000	1,102
Tampa Electric, 6.15%, 5/15/37	700	918
Virginia Electric & Power, 6.00%, 5/15/37	250	323
West Penn Power, 5.95%, 12/15/17 (1)	200	237
Xcel Energy, 4.70%, 5/15/20	375	432
		12,997
Natural Gas 1.2%		
AGL Capital, 5.25%, 8/15/19	210	249
Atmos Energy, 8.50%, 3/15/19	105	142

ASSET-BACKED SECURITIES 3.6%

Car Loan 2.5%

Ally Auto Receivables Trust Series 2011-2, Class A4 1.98%, 4/15/16	965	986
Ally Auto Receivables Trust Series 2011-3, Class A4 1.61%, 5/16/16	2,500	2,543
Ally Master Owner Trust Series 2012-5, Class A 1.54%, 9/15/19	1,355	1,363
AmeriCredit Automobile Receivables Trust Series 2012-4, Class C 1.93%, 8/8/18	365	370
BMW Vehicle Owner Trust Series 2011-A, Class A4 1.03%, 2/26/18	1,395	1,406
CarMax Auto Owner Trust Series 2010-1, Class A4 2.40%, 4/15/15	700	708
CarMax Auto Owner Trust Series 2011-1, Class A4 2.16%, 9/15/16	1,125	1,154
CarMax Auto Owner Trust Series 2011-2, Class A4 1.35%, 2/15/17	2,475	2,514
Ford Credit Auto Lease Trust Series 2011-A, Class A4 1.34%, 9/15/14	455	458
Ford Credit Auto Owner Trust Series 2009-E, Class A4 2.42%, 11/15/14	722	728
Ford Credit Auto Owner Trust Series 2011-A, Class A4 1.65%, 5/15/16	1,455	1,476
Honda Auto Receivables Owner Trust Series 2010-1, Class A4 1.98%, 5/23/16	185	185

John Deere Owner Trust Series 2011-A, Class A4 1.96%, 4/16/18	400	408
		1,276
Whole Business 0.2%		
Domino's Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (1)	1,221	1,379
		1,379
Total Asset-Backed Securities (Cost $26,518)		27,206
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.0%		
Collateralized Mortgage Obligations 0.0%		
Sequoia Mortgage Trust Series 2010-H1, Class A1, CMO, ARM 3.75%, 2/25/40	52	53
		53
Commercial Mortgage Backed Securities 4.0%		
Banc of America Commercial Mortgage Series 2005-1, Class A5, VR 5.173%, 11/10/42	545	592
Banc of America Commercial Mortgage Series 2005-3, Class A2 4.501%, 7/10/43	136	136
Banc of America Commercial Mortgage Series 2007-4, Class A4, VR 5.739%, 2/10/51	700	816
Bear Stearns Commercial Mortgage Securities Series 2002-TOP8, Class A2 4.83%, 8/15/38	12	12
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class AAB 4.804%, 9/11/42	261	271

Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, VR 5.712%, 9/11/38	903	1,025
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4 5.54%, 9/11/41	450	512
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class AAB 5.746%, 9/11/42	1,229	1,320
Citigroup Commercial Mortgage Trust Series 2004-C1, Class A4, VR 5.36%, 4/15/40	1,815	1,898
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5 5.617%, 10/15/48	1,000	1,137
Commercial Mortgage Loan Trust Series 2008-LS1, Class A3, VR 6.006%, 12/10/49	82	82
Commercial Mortgage PTC Series 2007-C9, Class A4, VR 5.80%, 12/10/49	500	588
GE Capital Commercial Mortgage Series 2005-C1, Class A5, VR 4.772%, 6/10/48	2,845	3,055
Goldman Sachs Mortgage Securities II Series 2006-GG6, Class A4, VR 5.553%, 4/10/38	2,000	2,236
Greenwich Capital Commercial Funding Series 2007-GG9, Class AAB 5.441%, 3/10/39	269	283
JPMorgan Chase Commercial Mortgage Securities Series 2004-C1, Class A3 4.719%, 1/15/38	1,955	2,006
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, VR 4.824%, 10/15/42	160	166
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, VR 5.481%, 12/12/44	475	530

JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3 5.336%, 5/15/47	500	568
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB19, Class A4, VR 5.726%, 2/12/49	550	639
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class AM, VR 6.158%, 4/15/41	280	330
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM, VR 5.782%, 8/12/43	1,040	1,149
Morgan Stanley Capital I Series 2007-IQ15, Class A4, VR 5.833%, 6/11/49	975	1,146
Morgan Stanley Capital I Series 2007-T27, Class A4, VR 5.652%, 6/11/42	4,000	4,669
Morgan Stanley Capital I Series 2008-T29, Class A3, VR 6.275%, 1/11/43	1,310	1,376
Morgan Stanley Capital I Series 2008-T29, Class A4, VR 6.275%, 1/11/43	2,136	2,588
Morgan Stanley Capital I Series 2011-C2, Class A1 1.48%, 6/15/44 (1)	709	717
		29,847
Total Non-U.S. Government Mortgage-Backed Securities (Cost $27,899)		29,900
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 30.0%		
U.S. Government Agency Obligations 26.9% (3)		
Federal Home Loan Mortgage		
3.50%, 8/1 - 9/1/42	4,401	4,639
4.00%, 8/1/25 - 12/1/41	6,108	6,552

4.50%, 5/1/19 - 10/1/40	8,240	8,809
5.00%, 10/1/18 - 8/1/40	6,331	6,921
5.50%, 3/1/18 - 12/1/39	3,317	3,588
6.00%, 12/1/13 - 8/1/38	1,571	1,723
6.50%, 4/1/16 - 1/1/36	541	617
7.00%, 11/1/30 - 6/1/32	5	6
7.50%, 4/1/15	1	1
Federal Home Loan Mortgage, ARM		
2.728%, 7/1/35	152	162
2.747%, 4/1/37	335	358
2.771%, 2/1/35	247	263
2.781%, 2/1/37	143	153
5.874%, 12/1/36	122	132
6.009%, 11/1/36	80	87
Federal Home Loan Mortgage, CMO, 1.749%, 2/25/22	3,680	3,735
Federal Home Loan Mortgage, CMO, VR		
0.656%, 5/15/36	548	554
0.706%, 8/15/41	3,514	3,548
Federal Home Loan Mortgage, TBA, 4.00%, 1/1/39	8,993	9,537
Federal National Mortgage Assn.		
2.50%, 12/1/27	2,147	2,226
3.00%, 10/1/42	4,199	4,348
3.50%, 9/1/25 - 12/1/42	13,730	14,526
4.00%, 12/1/20 - 12/1/41	23,982	25,552
4.50%, 4/1/19 - 12/1/41	28,462	30,652
5.00%, 10/1/18 - 7/1/41	21,902	23,806
5.50%, 1/1/17 - 7/1/41	20,235	22,168
6.00%, 5/1/21 - 4/1/39	19,054	21,014
6.50%, 4/1/15 - 9/1/38	2,544	2,847

7.00%, 10/1/15 - 11/1/36	129	151
7.50%, 10/1/25 - 3/1/31	9	10
Federal National Mortgage Assn., ARM		
2.613%, 7/1/35	116	124
2.645%, 7/1/36	197	210
2.747%, 9/1/37	88	94
2.748%, 9/1/37	41	44
2.759%, 1/1/37	122	131
5.889%, 9/1/36	53	58
Federal National Mortgage Assn., TBA, 3.50%, 1/1/26 - 1/1/41	5,285	5,577
		204,923
U.S. Government Obligations 3.1%		
Government National Mortgage Assn.		
2.50%, 5/20 - 9/20/27	3,686	3,852
3.00%, 11/20/42	2,757	2,881
4.50%, 11/20/40	3,396	3,741
5.00%, 9/15/39 - 3/20/41	6,701	7,402
5.50%, 2/20/36 - 10/20/39	193	214
6.00%, 7/15/16 - 4/15/34	152	172
6.50%, 5/15/16 - 12/20/33	44	50
7.00%, 12/15/13 - 6/15/31	21	25
7.50%, 9/15/15 - 1/15/32	79	85
8.00%, 1/15/26	20	25
Government National Mortgage Assn., TBA, 3.00%, 1/1/43	4,521	4,716
		23,163
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $224,233)		228,086

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 28.2%

U.S. Government Agency Obligations 2.5% (4)		
Federal Home Loan Bank, 5.25%, 6/18/14	2,000	2,138
Federal Home Loan Mortgage, 4.50%, 1/15/14	1,250	1,301
Federal National Mortgage Assn., 0.875%, 8/28/17	825	823
Federal National Mortgage Assn., 1.125%, 6/27/14	2,000	2,025
Federal National Mortgage Assn., 1.25%, 1/30/17	4,000	4,078
Federal National Mortgage Assn., 4.125%, 4/15/14	400	419
Federal National Mortgage Assn., 6.25%, 5/15/29	342	480
Federal National Mortgage Assn., 6.625%, 11/15/30	500	739
Private Export Funding, 3.55%, 4/15/13	550	554
Tennessee Valley Authority, 3.50%, 12/15/42	2,100	2,007
Tennessee Valley Authority, 4.75%, 8/1/13	200	205
		14,769
U.S. Treasury Obligations 25.7%		
U.S. Treasury Bonds, 3.50%, 2/15/39	2,400	2,601
U.S. Treasury Bonds, 3.875%, 8/15/40	2,585	2,978
U.S. Treasury Bonds, 4.25%, 5/15/39	550	674
U.S. Treasury Bonds, 4.375%, 5/15/41	13,500	16,858
U.S. Treasury Bonds, 4.50%, 2/15/36	2,020	2,558
U.S. Treasury Bonds, 4.625%, 2/15/40	695	901
U.S. Treasury Bonds, 4.75%, 2/15/41	1,100	1,455
U.S. Treasury Bonds, 5.25%, 2/15/29	1,714	2,301
U.S. Treasury Bonds, 5.50%, 8/15/28	146	200
U.S. Treasury Bonds, 6.125%, 11/15/27	543	784
U.S. Treasury Bonds, 6.25%, 5/15/30	163	244
U.S. Treasury Bonds, 6.50%, 11/15/26	100	148
U.S. Treasury Bonds, 7.25%, 5/15/16	505	616

U.S. Treasury Bonds, 7.25%, 8/15/22	235	347
U.S. Treasury Bonds, 7.50%, 11/15/16	450	566
U.S. Treasury Bonds, 8.125%, 8/15/19	590	847
U.S. Treasury Bonds, 8.50%, 2/15/20	12	18
U.S. Treasury Bonds, 8.75%, 5/15/17	275	369
U.S. Treasury Bonds, 9.25%, 2/15/16	20	25
U.S. Treasury Bonds, 9.875%, 11/15/15	180	227
U.S. Treasury Notes, 0.50%, 7/31/17	3,050	3,014
U.S. Treasury Notes, 0.625%, 8/31/17	2,000	1,986
U.S. Treasury Notes, 0.875%, 1/31/17	11,350	11,453
U.S. Treasury Notes, 1.00%, 9/30/16	27,235	27,661
U.S. Treasury Notes, 1.25%, 8/31/15	6,500	6,649
U.S. Treasury Notes, 1.625%, 11/15/22	1,000	968
U.S. Treasury Notes, 1.75%, 5/31/16	28,650	29,845
U.S. Treasury Notes, 1.75%, 5/15/22	8,000	7,910
U.S. Treasury Notes, 2.00%, 2/15/22	9,285	9,419
U.S. Treasury Notes, 2.125%, 5/31/15	7,125	7,423
U.S. Treasury Notes, 2.125%, 2/29/16	3,130	3,292
U.S. Treasury Notes, 2.125%, 8/15/21	7,000	7,225
U.S. Treasury Notes, 2.50%, 3/31/15	5,165	5,412
U.S. Treasury Notes, 2.625%, 4/30/16	4,385	4,689
U.S. Treasury Notes, 2.625%, 8/15/20	4,000	4,324
U.S. Treasury Notes, 2.625%, 11/15/20	4,000	4,316
U.S. Treasury Notes, 2.75%, 2/15/19	16,000	17,528
U.S. Treasury Notes, 3.125%, 5/15/19	250	280
U.S. Treasury Notes, 3.625%, 2/15/20	1,875	2,160
U.S. Treasury Notes, 3.625%, 2/15/21	1,315	1,518
U.S. Treasury Notes, 4.00%, 2/15/15	200	215

U.S. Treasury Notes, 4.625%, 2/15/17	250	290
		192,294
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $197,392)		207,063
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 5.2%		
Government Guaranteed 0.8%		
KfW, 1.25%, 10/26/15	1,000	1,017
KfW, 1.25%, 2/15/17 (2)	1,000	1,013
KfW, 2.00%, 6/1/16	1,500	1,558
KfW, 4.00%, 10/15/13	300	307
KfW, 4.00%, 1/27/20	525	602
KfW, 4.875%, 1/17/17	300	345
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15 (2)	450	503
Westpac Banking, 2.90%, 9/10/14 (1)(5)	570	593
		5,938
Local Authorities 1.2%		
Hydro-Quebec, 2.00%, 6/30/16	1,200	1,252
Hydro-Quebec, 7.50%, 4/1/16	100	121
Hydro-Quebec, 8.00%, 2/1/13	11	11
Province of British Columbia, 2.85%, 6/15/15	500	528
Province of Manitoba, 2.125%, 4/22/13	550	553
Province of New Brunswick, 2.75%, 6/15/18	1,000	1,072
Province of New Brunswick, 5.20%, 2/21/17	400	465
Province of Ontario, 1.60%, 9/21/16	1,400	1,445
Province of Ontario, 2.30%, 5/10/16	1,500	1,579
Province of Quebec, 2.75%, 8/25/21	1,350	1,389
Province of Quebec, 4.625%, 5/14/18	140	163

Province of Quebec, 7.50%, 9/15/29	104	155
		8,733
Owned No Guarantee 1.1%		
Centrais Electricas Brasileiras, 5.75%, 10/27/21 (1)	1,250	1,354
Codelco, 3.75%, 11/4/20 (1)	285	301
IPIC GMTN, 3.75%, 3/1/17 (1)	1,400	1,491
Mubadala, 5.75%, 5/6/14 (1)	250	264
Petrobras International Finance, 5.875%, 3/1/18	1,850	2,089
Petroleos Mexicanos, 4.875%, 3/15/15	400	430
Petroleos Mexicanos, 5.50%, 6/27/44	400	412
Petroleos Mexicanos, 6.00%, 3/5/20	1,350	1,593
Swedish Export Credit, 1.75%, 10/20/15	500	513
Swedish Export Credit, 5.125%, 3/1/17	200	232
		8,679
Sovereign 1.0%		
Government of Bermuda, 4.138%, 1/3/23 (1)	660	693
Government of Bermuda, 5.603%, 7/20/20 (1)	300	349
Government of Canada, 0.875%, 2/14/17	565	568
Republic of Brazil, 5.625%, 1/7/41	150	182
Republic of Brazil, 5.875%, 1/15/19 (2)	2,200	2,684
Republic of South Africa, 5.50%, 3/9/20	300	347
Republic of South Africa, 6.50%, 6/2/14	100	107
United Mexican States, 5.95%, 3/19/19	1,500	1,822
United Mexican States, 8.00%, 9/24/22	300	421
United Mexican States, 11.375%, 9/15/16	100	137
		7,310
Supranational 1.1%		
Asian Development Bank, 2.625%, 2/9/15	1,000	1,042

European Investment Bank, 2.875%, 3/15/13	250	251
European Investment Bank, 3.125%, 6/4/14	550	569
European Investment Bank, 4.625%, 5/15/14	1,050	1,105
European Investment Bank, 5.125%, 9/13/16	400	462
Inter-American Development Bank, 1.75%, 8/24/18	1,200	1,235
International Bank for Reconstruction & Development 0.50%, 11/26/13	675	674
International Bank for Reconstruction & Development 1.00%, 9/15/16	1,400	1,420
International Bank for Reconstruction & Development 3.625%, 5/21/13	250	252
International Finance, 2.25%, 4/11/16	1,000	1,052
International Finance, 3.00%, 4/22/14	250	258
		8,320
Total Foreign Government Obligations & Municipalities (Cost $36,661)		38,980
MUNICIPAL SECURITIES 2.8%		
California 0.4%		
California, Build America, 7.625%, 3/1/40	650	947
Los Angeles Airport, Build America, 7.053%, 5/15/40	700	920
San Diego County Water Auth., Build America, 6.138%, 5/1/49	275	355
Univ. of California Regents, Build America, 5.77%, 5/15/43	470	562
		2,784
District of Columbia 0.2%		
District of Columbia, Build America, 5.591%, 12/1/34	1,350	1,648
		1,648
Illinois 0.4%		
Chicago O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	1,350	1,727
Illinois Toll Highway Auth., Build America, 6.184%, 1/1/34	295	371

Metropolitan Water Reclamation Dist. of Greater Chicago Build America, 5.72%, 12/1/38	460	594
		2,692
Maryland 0.1%		
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	250	326
		326
New Jersey 0.2%		
New Jersey Turnpike Auth., Build America, 7.414%, 1/1/40	1,000	1,452
		1,452
New York 0.5%		
Dormitory Auth. of the State of New York, Personal Income Tax Build America, 5.628%, 3/15/39	700	843
Metropolitan Transportation Auth., Build America 5.871%, 11/15/39	500	579
Metropolitan Transportation Auth., Dedicated Tax Fund Build America, 7.336%, 11/15/39	145	207
New York City Municipal Water Fin. Auth., Build America 6.011%, 6/15/42	1,165	1,541
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	700	850
		4,020
Oregon 0.0%		
Oregon DOT, Build America, 5.834%, 11/15/34	250	318
		318
Pennsylvania 0.2%		
Philadelphia IDA, 3.964%, 4/15/26	1,350	1,347
		1,347
Texas 0.2%		
Texas, Build America, 5.517%, 4/1/39	700	887

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Bond Enhanced Index Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market, as represented by the Barclays Capital U.S. Aggregate Bond Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on January 31, 2013:

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments
The fund may enter into “to be announced” (TBA) purchase and/or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, for either purchase or sale transactions, the fund also may extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2013, the value of loaned securities was $1,451,000; the value of cash collateral investments was $1,496,000.

NOTE 4 - FEDERAL INCOME TAXES

At January 31, 2013, the cost of investments for federal income tax purposes was $725,663,000. Net unrealized gain aggregated $38,347,000 at period-end, of which $39,876,000 related to appreciated investments and $1,529,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date March 22, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date March 22, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date March 22, 2013